Ordinary Shares (Details)													6 Months Ended	12 Months Ended
		Jul. 30, 2025 HKD ($)	Jul. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) shares	Jun. 30, 2025 USD ($) shares	Nov. 27, 2024 shares	Mar. 20, 2024 HKD ($) shares	Mar. 20, 2024 USD ($) $ / shares shares	Mar. 16, 2022 HKD ($)	Mar. 07, 2022 HKD ($)	Nov. 30, 2021 HKD ($)	Nov. 30, 2020 $ / shares shares	May 31, 2025	Nov. 30, 2025 HKD ($) $ / shares	Nov. 30, 2025 USD ($) $ / shares shares	Nov. 30, 2024 HKD ($) shares	Nov. 30, 2023 HKD ($)	Nov. 30, 2024 $ / shares shares		Nov. 30, 2023 $ / shares shares	Nov. 07, 2021 $ / shares shares	Nov. 06, 2021 $ / shares shares
Ordinary Shares [Line Items]
Number of shares authorized															50,000
Shares par value (in Dollars per share) | $ / shares															$ 1
Ordinary shares, par value (in Dollars per share) | $ / shares																				$ 0.00001
Repurchased and cancelled												50,000
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 1
Dividend payable to shareholders (in Dollars) | $										$ 15,000,000
Amount due from director and related parties (in Dollars)											$ 12,699,814						$ 1,177,928
Remaining balance (in Dollars) | $									$ 2,300,186
Dividend per share (in Dollars per share) | $ / shares														$ 1.33
Reclassification of ordinary shares						1,500,000
Voting rights														fifty	fifty
Investment proceeds		$ 467,220	$ 60,000	$ 10,385,133	$ 1,333,650
Subscription price of per share (in Dollars per share) | $ / shares			$ 0.3
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares par value (in Dollars per share) | $ / shares																		$ 0.00001
Ordinary shares, authorized	[1]														22,500,000			22,500,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]														$ 0.0002			$ 0.0002
Ordinary shares, issued	[1]														1,462,498			581,250
Voting rights													one	one	one
Ordinary shares outstanding	[1]														1,462,498			581,250
Gross proceeds from private placement (in Dollars) | $					$ 3,922,500
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized															2,500,000			2,500,000	[1]
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.0002			$ 0.0002	[1]
Ordinary shares, issued															75,000			75,000	[1]
Voting rights													50	50	50
Ordinary shares outstanding															75,000			75,000	[1]
Common Stock [Member]
Ordinary Shares [Line Items]
Re-designation of ordinary shares																13,125,000
IPO [Member]
Ordinary Shares [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 4
Offering expenses							$ 49,040,000.00	$ 6,303,045
Re-designated Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized															500,000,000
Re-designated Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares par value (in Dollars per share) | $ / shares															$ 0.00001
Ordinary shares, authorized															450,000,000
Ordinary shares, issued															0
Ordinary shares outstanding																		11,625,000		0
Re-designated Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued															0
Ordinary shares outstanding																		1,500,000		0
Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized																						500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																					$ 0.00001	$ 0.00001
Ordinary shares, issued																					11,250,000
Offering cost																93,750
Common Stock [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized															436,875,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 1.205
Ordinary shares, issued			2,625,000	15,000,000	15,000,000
Offering cost
Price per share (in Dollars per share) | $ / shares															$ 0.00001
Common Stock [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized															50,000,000
Offering cost
Common Stock [Member] | IPO [Member]
Ordinary Shares [Line Items]
Offering cost							1,875,000	1,875,000
Common Stock [Member] | Re-designated Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized															50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.00001

[1]	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder. The company has completed the Class A and Class B share re-designation in February 2025. In June 2025, the company issued 15,000,000 Class A ordinary shares in a private placement financing for aggregate gross proceeds of approximately US$ 3,922,500. The issuance was accounted for as an equity financing transaction, with par value recorded as share capital and the excess over par value recorded as additional paid -in capital. The net proceeds were used for general corporate purposes. As of the reporting date, the company has not yet received investment proceeds amounting to US$1,333,650 (equivalent to HK$10,385,133). In July 2025, the company issued 2,625,000 Class A ordinary shares to certain consultants and one employee pursuant to the company’s 2025 Stock Incentive plan. The grant date fair value of the Company’s Class A ordinary shares was US$1.205 per share, determined with reference to the quoted closing market price on the grant date. The shares were issued to eligible participants at subscription price of US$0.3 per share. The difference between the grant date fair value and the subscription price represents share- based compensation in accordance with ASC718. As of the reporting date, the company has not yet received investment proceeds amounting to US$60,000(equivalent to HK$467,220). On January 15, 2026, the company’s board of directors approved a reverse stock split of the Company’s issued and outstanding ordinary shares at a ratio of one-for-twenty (1:20). The reverse stock split became effective on or about February 17, 2026. All share and per share amounts, including the number of shares outstanding, earnings per share, and other per share data, have been retrospectively adjusted for all periods presented to reflect the reverse stock split.